Segment Reporting	12 Months Ended
Dec. 31, 2021
Segment Reporting [Abstract]
SEGMENT REPORTING

NOTE 22 – SEGMENT REPORTING

ASC 280, “Segment Reporting”, establishes standards for reporting information about operating segments on a basis consistent with the Company’s internal organizational structure as well as information about geographical areas, business segments and major customers in financial statements for details on the Company’s business segments. The Company uses the “management approach” in determining reportable operating segments. The management approach considers the internal organization and reporting used by the Company’s chief operating decision maker for making operating decisions and assessing performance as the source for determining the Company’s reportable segments. Management, including the chief operating decision maker, reviews operation results by the revenue of different products or services. Based on management’s assessment, the Company has determined that it has four operating segments as defined by ASC 280, including machinery and equipment, construction material, municipal construction projects, and technology consulting and other services.

Construction material segment manufactures and sells eco-friendly construction material. Machinery and equipment segment manufactures and sells machinery and equipment used to manufacture construction material. Construction service segment generates revenue from contracting municipal construction projects. Technological consulting service segment generates revenue from providing environmental-protection related consulting services to customers.

The following table presents summary information by segments for the Company’s continuing operations for the years ended December 31, 2021, 2020 and 2019, respectively:

	For the Year Ended December 31, 2021
	Machinery and Equipment sales	Construction materials sales	Municipal construction projects	Technological consulting and other services	Total
Revenues	$1,799,741	$1,658,385	$141,952	$-	$3,600,078
Cost of goods sold	1,501,420	1,562,975	149,954	-	3,214,349
Gross profit	298,321	95,410	(8,002)	-	385,729
Interest expense and charges	132,136	(121,449)	77,153	15,500	103,340
Depreciation and amortization	167,468	705,703	2,524	-	875,695
Capital expenditures	14,463	2,556,181	-	-	2,570,644
Income tax expenses	3,469	-	-	-	3,469
Segment loss	(12,497,629)	(7,804,642)	(37,782)	(137,491)	(20,477,543)
Segment assets	$12,742,545	$12,646,798	$98,625	$5,473,099	$30,961,067

	For the Year Ended December 31, 2020
	Machinery and Equipment sales	Construction materials sales	Municipal construction projects	Technological consulting and other services	Total
Revenues	$6,455,995	$1,776,525	$106,695	$-	$8,339,215
Cost of goods sold	4,429,869	1,901,060	10,610	-	6,341,539
Gross profit	2,026,126	(124,535)	96,085	-	1,997,676
Interest expense and charges	672,778	48,719	136,054	-	857,551
Depreciation and amortization	164,538	701,077	4,110	-	869,725
Capital expenditures	6,900	57,858	-	-	64,758
Income tax expenses	569,974	-	-	-	569,974
Segment loss	(725,938)	(4,300,671)	(261,398)	-	(5,288,007)
Segment assets	$16,389,063	41,233,143	347,917	3,950	57,974,073

	For the Year Ended December 31, 2019
	Machinery and Equipment sales	Construction materials sales	Municipal construction projects	Technological consulting and other services	Total
Revenues	$14,022,053	$2,818,317	$178,986	$-	$17,019,356
Cost of goods sold	9,415,826	2,323,157	39,775	-	11,778,758
Gross profit	4,606,227	495,160	139,211	-	5,240,598
Interest expense and charges	633,482	949	52,922	4,480	691,833
Depreciation and amortization	175,142	648,852	8,697	-	832,691
Capital expenditures	443,070	95,526	18,923	-	557,519
Income tax expenses	389,874)	21,180	-	-	411,054
Segment profit (loss)	(3,004,956)	(1,189,802)	(304,433)	(1,052,742)	(5,551,933)
Segment assets	19,150,283	$51,280,426	$356,424	$8,111	$70,795,244